Convertible Promissory Notes, Net (Details) - USD ($)		12 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2024
Convertible Promissory Notes, Net [Line Items]
Percentage of outstanding debenture, shares issued		150.00%
Percentage of debenture		100.00%
Fair value of the derivative liabilities		$ 751,640
Amortization of debt discount		309,869
Convertible promissory notes, net		1,308,229
Proceeds from convertible promissory notes, net		1,750,000
Debt discount		$ 441,771
Percentage of estimated probability		90.00%
Warrant [Member]
Convertible Promissory Notes, Net [Line Items]
Percentage of outstanding debenture, shares issued		150.00%
Warrant Subscription [Member]
Convertible Promissory Notes, Net [Line Items]
Percentage of debenture		100.00%
First Debentures [Member]
Convertible Promissory Notes, Net [Line Items]
Aggregate principal amounts		$ 1,750,000
Subsequent Event [Member] | Bridge notes [Member]
Convertible Promissory Notes, Net [Line Items]
Received notes	$ 200,000
Minimum [Member] | Notes Payable [Member]
Convertible Promissory Notes, Net [Line Items]
Effective interest rates percentage		74.15%
Maximum [Member] | Notes Payable [Member]
Convertible Promissory Notes, Net [Line Items]
Effective interest rates percentage		76.57%